Consolidated statements of financial position - MXN ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Current
Cash and cash equivalents (Note 6)	$ 476,714	$ 278,842
Restricted cash	36,085	39,313
Trade receivables, net (Note 7)	344,030	248,183
Other accounts receivable (Note 8)	421,770	410,434
Related parties (Note 15)	163,344	207,964
Materials and supplies	60,964	56,621
Prepayments	22,696	24,873
Total current assets	1,525,603	1,266,230
Non-current
Property, vessels and equipment, net (Note 9)	2,285,420	2,313,437
Right-of-use assets (Note 10)	560,099	0
Intangible assets (Note 12)	141,484	126,437
Concession rights, net (Note 11)	5,676	9,459
Other non-current assets	45,493	65,521
Total non-current assets	3,038,172	2,514,854
Total assets	4,563,775	3,781,084
Short-term
Short-term portion of the financial debt (Note 14)	139,189	223,362
Short-term leases liabilities (Note 10)	60,578	0
Trade payables	262,159	262,090
Accounts payable and accrued expenses (Note 16)	499,529	357,523
Related parties (Note 15)	87,573	18,379
Total short-term liabilities	1,049,028	861,354
Long-term
Long-term portion of the financial debt (Note 14)	118,737	392,063
Long-term lease liabilities (Note 10)	526,781	0
Accounts payable	46,742	0
Employee benefits (Note 23)	151,481	176,606
Deferred income tax (Note 21)	248,214	226,803
Total long-term liabilities	1,091,955	795,472
Total liabilities	2,140,983	1,656,826
Stockholders' equity (Note 17):
Share capital (103,760,541 shares authorized and issued)	2,216,733	2,216,733
Treasury shares (1,577,700 shares)	(46,805)	(46,805)
Accumulated losses	(565,526)	(799,818)
Other components of equity	771,958	706,944
Controlling interest	2,376,360	2,077,054
Non-controlling interest	46,432	47,204
Total stockholders' equity	2,422,792	2,124,258
Total liabilities and stockholders' equity	$ 4,563,775	$ 3,781,084